Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	24 Months Ended	36 Months Ended	60 Months Ended	84 Months Ended	96 Months Ended	132 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000214977_0_LG_BBIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Global Aggregate ex-USD Float Adjusted RIC Diversified Index (Hedged USD)
C000214977_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000214977_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,918
C000214977_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,351
C000214977_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,198
C000214977_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,142
C000214977_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,932
C000214977_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,455
C000214977_4_LG_BBIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Global Aggregate Bond Index
C000214977_4_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000214977_4_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,038
C000214977_4_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,961
C000214977_4_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,445
C000214977_4_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,748
C000214977_4_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,248
C000214977_4_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,091
C000229124_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund
C000229124_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000229124_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,221
C000229124_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,275
C000229124_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,507
C000229124_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	8,471
C000229124_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US Treasury Inflation-Protected Securities (TIPS) 5+ Years Index
C000229124_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000229124_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,230
C000229124_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,308
C000229124_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,556
C000229124_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	8,490
C000229124_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000229124_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000229124_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,927
C000229124_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,635
C000229124_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,113
C000229124_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,227
C000229123_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund
C000229123_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000229123_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,133
C000229123_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,845
C000229123_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,303
C000229123_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,804
C000229123_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index
C000229123_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000229123_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,148
C000229123_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,870
C000229123_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,321
C000229123_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,806
C000229123_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000229123_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000229123_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,927
C000229123_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,635
C000229123_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,113
C000229123_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,227
C000200824_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® SAI Municipal Income Fund
C000200824_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000200824_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,267
C000200824_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,141
C000200824_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,617
C000200824_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,887
C000200824_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,706
C000200824_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,514
C000200824_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,724
C000200824_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg 3+ Year Municipal Bond Index
C000200824_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000200824_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,178
C000200824_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,010
C000200824_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,631
C000200824_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,828
C000200824_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,711
C000200824_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,440
C000200824_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,541
C000200824_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal Bond Index
C000200824_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000200824_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,167
C000200824_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,933
C000200824_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,503
C000200824_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,678
C000200824_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,682
C000200824_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,366
C000200824_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,486
C000241080_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® SAI International Credit Fund
C000241080_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000241080_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,621
C000241080_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,279
C000241080_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate Credit Ex U.S. Index (Hedged USD)
C000241080_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000241080_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,810
C000241080_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,289
C000241080_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate Bond Index
C000241080_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000241080_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,604
C000241080_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,425
C000214977_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® International Bond Index Fund
C000214977_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000214977_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,887
C000214977_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,315
C000214977_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,135
C000214977_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,036
C000214977_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,712
C000214977_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,163
C000214977_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity International Bond Linked Index℠
C000214977_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000214977_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,918
C000214977_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,351
C000214977_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,198
C000214977_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,142
C000214977_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,932
C000214977_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,455
C000214977_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Global Aggregate ex USD ex EM Float Adjusted RIC Diversified Index (Hedged USD)
C000214977_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000214977_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,887
C000214977_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,315
C000214977_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,135
C000214977_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,036
C000214977_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,712
C000214977_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,351
C000113282_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity® Inflation-Protected Bond Index Fund
C000113282_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000113282_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,488
C000113282_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,800
C000113282_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,652
C000113282_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,537
C000113282_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,795
C000113282_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,553
C000113282_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,921
C000113282_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,371
C000113282_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,621
C000113282_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,477
C000113282_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
C000113282_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000113282_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,468
C000113282_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,783
C000113282_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,647
C000113282_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,544
C000113282_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,813
C000113282_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,577
C000113282_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,968
C000113282_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,435
C000113282_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,663
C000113282_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,550
C000113282_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
C000113282_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000113282_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,265
C000113282_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,628
C000113282_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,630
C000113282_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,556
C000113282_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,424
C000113282_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,232
C000113282_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,641
C000113282_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,229
C000113282_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,369
C000113282_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,199
C000252148_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® SAI Inflation-Protected Bond Index Fund
C000252148_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000252148_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,898
C000252148_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
C000252148_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000252148_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,905
C000252148_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000252148_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000252148_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 9,839